Variable Interest Entities [Text Block]	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Variable Interest Entities [Text Block]

15.    VARIABLE INTEREST ENTITIES

In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

See Note 26 to the consolidated financial statements for the fiscal year ended March 31, 2017 for further information about the MUFG Group’s involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2017 and September 30, 2017:

Consolidated VIEs	Consolidated assets
At March 31, 2017:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,332,485	¥48,688	¥34,690	¥23,423	¥1,485,377	¥5,733,202	¥7,105
Investment funds	712,694	—	9,020	511,924	15,611	—	176,139
Special purpose entities created for structured financing	226,380	—	2,310	—	—	172,008	52,062
Repackaged instruments	77,211	—	—	20,783	56,428	—	—
Securitization of the MUFG Group’s assets(1)	6,798,561	—	—	—	—	6,775,344	23,217
Trust arrangements	6,749,808	—	7,681	593	149,205	6,578,701	13,628
Others	65,883	350	30,853	—	52	16,905	17,723

Total consolidated assets before elimination	21,963,022	49,038	84,554	556,723	1,706,673	19,276,160	289,874
The amounts eliminated in consolidation	(6,789,161)	(48,852)	(72,506)	(16,914)	(69,086)	(6,562,970)	(18,833)

Total consolidated assets	¥15,173,861	¥186	¥12,048	¥539,809	¥1,637,587	¥12,713,190	¥271,041

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,357,874	¥—	¥5,397,811	¥1,379,498	¥580,565
Investment funds	2,882	—	—	—	2,882
Special purpose entities created for structured financing	135,667	—	573	128,804	6,290
Repackaged instruments	76,713	—	4,000	72,096	617
Securitization of the MUFG Group’s assets(1)	6,768,108	—	29,637	6,734,855	3,616
Trust arrangements	6,743,464	6,676,198	—	—	67,266
Others	65,031	—	45,450	1,834	17,747

Total consolidated liabilities before elimination	21,149,739	6,676,198	5,477,471	8,317,087	678,983
The amounts eliminated in consolidation	(10,843,144)	—	(3,034,973)	(7,766,722)	(41,449)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,687,133)	(6,676,198)	(2,420,454)	(2,394)	(588,087)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥619,462	¥—	¥22,044	¥547,971	¥49,447

Consolidated VIEs	Consolidated assets
At September 30, 2017:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,409,619	¥30,602	¥21,099	¥7,251	¥1,600,634	¥5,742,584	¥7,449
Investment funds	804,668	—	6,521	557,165	13,512	—	227,470
Special purpose entities created for structured financing	210,698	—	1,964	—	—	159,922	48,812
Repackaged instruments	112,879	—	—	16,638	96,241	—	—
Securitization of the MUFG Group’s assets(1)	11,335,610	—	—	—	—	11,310,184	25,426
Trust arrangements	6,604,632	—	8,381	317	153,134	6,423,380	19,420
Others	51,047	351	19,036	—	42	14,891	16,727

Total consolidated assets before elimination	26,529,153	30,953	57,001	581,371	1,863,563	23,650,961	345,304
The amounts eliminated in consolidation	(6,584,806)	(30,762)	(39,774)	(6,161)	(79,385)	(6,407,979)	(20,745)

Total consolidated assets	¥19,944,347	¥191	¥17,227	¥575,210	¥1,784,178	¥17,242,982	¥324,559

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,424,800	¥—	¥5,304,961	¥1,477,059	¥642,780
Investment funds	55,828	—	—	—	55,828
Special purpose entities created for structured financing	125,498	—	314	121,152	4,032
Repackaged instruments	111,951	—	13,194	94,531	4,226
Securitization of the MUFG Group’s assets(1)	11,302,407	—	29,849	11,266,685	5,873
Trust arrangements	6,597,674	6,520,112	—	—	77,562
Others	50,008	—	31,514	1,736	16,758

Total consolidated liabilities before elimination	25,668,166	6,520,112	5,379,832	12,961,163	807,059
The amounts eliminated in consolidation	(15,403,314)	—	(2,976,786)	(12,374,752)	(51,776)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,523,327)	(6,520,112)	(2,363,352)	(585)	(639,278)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥741,525	¥—	¥39,694	¥585,826	¥116,005

Note:	(1)	Securitization of the MUFG Group’s assets includes ¥5,793,956 million and ¥10,387,311 million of assets primarily consisting of loans and the same amounts of liabilities primarily consisting of long-term debt relating to eligible beneficiary interests in housing loan trusts as of March 31, 2017 and September 30, 2017, respectively. For more information, see analysis of each transaction category in Note 26 to the consolidated financial statements for the fiscal year ended March 31, 2017.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs of which they are creditors or beneficial interest holders, and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2017 and September 30, 2017:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2017:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,604,929	¥5,608,909	¥4,383,707	¥1,072	¥1,236,094	¥3,146,541	¥—	¥1	¥1
Investment funds	30,591,880	1,674,567	1,396,830	200,651	829,641	356,828	9,710	98	98
Special purpose entities created for structured financing	40,710,546	4,717,235	3,699,415	279,471	147,543	3,207,369	65,032	4,657	4,657
Repackaged instruments	10,127,497	2,269,149	2,104,697	581,912	1,203,181	294,703	24,901	—	—
Others	52,012,087	3,731,571	2,723,625	98,289	83,629	2,462,462	79,245	18,539	18,539

Total	¥163,046,939	¥18,001,431	¥14,308,274	¥1,161,395	¥3,500,088	¥9,467,903	¥178,888	¥23,295	¥23,295

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2017:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,441,674	¥5,828,075	¥4,605,800	¥1,053	¥1,391,427	¥3,213,320	¥—	¥1	¥1
Investment funds	36,442,349	1,588,251	1,410,293	297,533	723,493	381,111	8,156	206	206
Special purpose entities created for structured financing	41,923,186	4,637,770	3,643,692	335,081	150,068	3,110,595	47,948	6,581	6,581
Repackaged instruments	8,964,605	2,173,225	2,094,314	844,913	973,966	251,656	23,779	—	—
Others	60,417,928	3,900,145	2,815,983	122,003	62,180	2,557,884	73,916	18,998	18,998

Total	¥177,189,742	¥18,127,466	¥14,570,082	¥1,600,583	¥3,301,134	¥9,514,566	¥153,799	¥25,786	¥25,786

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.